DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2015
DISCONTINUED OPERATIONS [Text Block]

15. DISCONTINUED OPERATIONS

In 2015, the Company disposed of two of iASPEC’s subsidiaries (Zhongtian and Geo) by sale of equity ownership to third parties. As a result, the operations of Zhongtian and Geo are reflected within “discontinued operations” in the Company’s consolidated statements of operations for all periods presented.

The significant items included within discontinued operations are as follows:

	Year Ended December 31,
	2015	2014	2013
Revenue	$24,904,321	$29,522,952	$20,725,553
Cost of revenue	15,040,537	17,541,786	13,003,077
Total operating expenses	9,856,344	18,031,318	8,883,686
Operating income (loss) from discontinued operations	7,440	(6,050,152)	(1,161,210)
Net gain on sale of Geo and Zhongtian	3,699,088	-	-
Other (loss) income	(2,038,675)	1,000,272	821,043
Income (loss) from discontinued operations before income taxes	1,667,853	(5,049,880)	(340,167)
Provision for income taxes	(168,882)	(210,658)	(165,400)
Income (loss) from discontinued operations, net of income taxes	$1,498,971	$(5,260,538)	$(505,567)

Assets and liabilities of discontinued operations included within the Consolidated Balance Sheets are comprised of the following:

	December 31,
	2015	2014
Cash and cash equivalents	$-	$4,499,343
Restricted cash	-	780,328
Accounts receivable, net of allowance for doubtful accounts	-	17,027,082
Advances to suppliers	-	2,426,697
Amounts due from related parties	-	109,406
Inventories	-	1,459,415
Other receivables and prepaid expenses	13,272,186	4,047,405
Current assets of discontinued operations	$13,272,186	$30,349,676

Long-term investments	-	2,648,378
Property, plant and equipment, net	-	3,881,787
Intangibles and other assets, net	-	11,965,326
Goodwill	-	12,014,413
Deferred tax assets	-	745,275
Non-current assets of discontinued operations	$-	$31,255,179

Short-term bank loans	-	10,860,974
Accounts payable	-	11,370,469
Bills payable	-	495,444
Advances from customers	-	1,570,911
Accrued payroll and benefits	-	2,078,685
Other payables and accrued expenses	-	2,237,657
Income tax payable	-	375,430
Current liabilities of discontinued operations	$-	$28,989,570

Deferred tax liabilities	-	213,186
Non-current liabilities of discontinued operations	$-	$213,186

Included within other receivables at December 31, 2015 is $13.27 million due from the sale of Zhongtian and Geo. Of this amount, the Company has received $13.02 million through April 21, 2016.